Net finance costs - Finance income (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Net finance costs
Dividends received from investments	R 42	R 520	R 59
Notional interest received		5	1
Interest received	745	1,191	1,508
Interest received on other long-term investments	27	32	36
Interest received on loans and receivables	334	359	349
Interest income on cash and cash equivalents	384	800	1,123
Finance income per income statement	787	1,716	1,568
Less: notional interest		(5)	(1)
Less: interest received on tax	(105)	(146)	(103)
Finance income per the statement of cash flows	R 682	R 1,565	R 1,464